NASDAQ 100 INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2019
			Value
Security Description	Maturity Date	Shares	(Note 1)
Common Stock (106.54%)

Communications (36.23%)
Internet (28.75%)
Alphabet Inc*		23,445	30,594,787
Alphabet Inc*		20,624	26,895,552
Amazon.com Inc* (a)		33,198	59,782,958
Baidu Inc*		20,980	2,486,759
Booking Holdings Inc*		3,160	6,016,735
eBay Inc		62,431	2,217,549
Expedia Group Inc		10,488	1,066,210
Facebook Inc* (a)		162,682	32,803,198
JD.com Inc*		69,648	2,274,007
MercadoLibre Inc*		3,701	2,148,727
Netflix Inc*		32,604	10,259,175
NortonLifeLock Inc		46,018	1,145,848
Trip.com Group Ltd*		36,286	1,206,147
VeriSign Inc*		8,814	1,681,182
			180,578,834
Media (4.39%)
Charter Communications Inc*		16,497	7,753,755
Comcast Corp		337,725	14,910,559
Fox Corp		25,717	919,640
Fox Corp		19,554	683,999
Sirius XM Holdings Inc		331,350	2,312,823
Liberty Global PLC*		13,520	304,876
Liberty Global PLC*		32,683	702,685
			27,588,337
Telecommunicatoins (3.09%)
Cisco Systems Inc		318,754	14,442,744
T-Mobile US Inc*		63,624	4,997,665
			19,440,409

Total Communications			227,607,580

Consumer, Cyclical (7.64%)
American Airlines Group Inc		33,528	963,595
Costco Wholesale Corp		32,750	9,818,778
Dollar Tree Inc*		17,922	1,639,146
Fastenal Co		43,120	1,531,622
Hasbro Inc		9,400	955,980
Lululemon Athletica Inc*		9,151	2,065,289
Marriott International Inc		24,558	3,446,962
O'Reilly Automotive Inc*		5,697	2,519,670
PACCAR Inc		25,799	2,099,265
Ross Stores Inc		27,184	3,157,422
Starbucks Corp		89,105	7,612,240
Tesla Inc*		13,339	4,401,070
Ulta Beauty Inc*		4,503	1,053,072
United Airlines Holdings Inc*		19,097	1,772,202
Walgreens Boots Alliance Inc		67,242	4,007,623
Wynn Resorts Ltd		8,013	968,371
Total Consumer, Cyclical			48,012,307

Consumer, Non-Cyclical (14.79%)
Alexion Pharmaceuticals Inc*		16,860	1,921,028
Align Technology Inc*		5,948	1,649,618
Amgen Inc		44,669	10,484,708
Automatic Data Processing Inc		32,301	5,516,365
BioMarin Pharmaceutical Inc*		13,409	1,082,240
Biogen Inc*		13,872	4,158,964
Bristol-Myers Squibb Co		52,771	3,004,781
Bristol-Myers Squibb Co*		52,771	113,458
Cintas Corp		7,632	1,961,882
Gilead Sciences Inc		94,275	6,339,051
IDEXX Laboratories Inc*		6,410	1,612,628
Illumina Inc*		10,962	3,516,171
Incyte Corp*		16,054	1,511,645
Intuitive Surgical Inc*		8,582	5,088,268
The Kraft Heinz Co		90,802	2,769,461
Mondelez International Inc		107,395	5,642,533
Monster Beverage Corp*		40,563	2,426,479
PayPal Holdings Inc*		87,667	9,468,913
PepsiCo Inc		104,127	14,143,571
Regeneron Pharmaceuticals Inc*		8,041	2,967,130
Henry Schein Inc*		11,027	759,760
Verisk Analytics Inc		12,148	1,791,587
Vertex Pharmaceuticals Inc*		19,140	4,244,295
Mylan NV*		38,425	721,622
Total Consumer, Non-Cyclical			92,896,158

Financial (0.30%)
Willis Towers Watson PLC		9,605	1,886,806

Industrial (0.82%)
CSX Corp		59,483	4,255,414
JB Hunt Transport Services Inc		7,917	915,364
Total Industrial			5,170,778

Technology (46.37%)
Computers (13.88%)
Apple Inc (a)		303,251	81,043,830
Cognizant Technology Solutions Corp		41,143	2,637,678
NetApp Inc		17,721	1,073,715
Western Digital Corp		22,103	1,112,444
Check Point Software Technologies Ltd*		11,339	1,336,641
			87,204,308
Semiconductors (13.22%)
Advanced Micro Devices Inc*		81,523	3,191,625
Analog Devices Inc		27,486	3,104,544
Applied Materials Inc		68,804	3,983,753
Broadcom Inc		29,643	9,373,413
Intel Corp		329,910	19,151,276
KLA Corp		11,862	1,943,707
Lam Research Corp		10,766	2,872,692
Maxim Integrated Products Inc		20,485	1,160,885
Microchip Technology Inc		17,876	1,689,997
Micron Technology Inc*		82,188	3,904,752
NVIDIA Corp		45,362	9,831,760
QUALCOMM Inc		90,534	7,564,116
Skyworks Solutions Inc		12,789	1,257,159
Texas Instruments Inc		69,525	8,357,600
Xilinx Inc		19,098	1,771,912
ASML Holding NV		5,409	1,463,784
NXP Semiconductors NV		20,821	2,406,491
			83,029,466
Software (19.27%)
Activision Blizzard Inc		57,102	3,130,903
Adobe Inc*		36,149	11,189,200
Autodesk Inc*		16,354	2,958,439
Cadence Design Systems Inc*		20,867	1,465,907
Cerner Corp		23,719	1,698,043
Citrix Systems Inc		9,706	1,094,934
Electronic Arts Inc*		21,933	2,215,452
Fiserv Inc*		50,602	5,881,976
Intuit Inc		19,367	5,013,923
Microsoft Corp		512,346	77,558,937
NetEase Inc		5,434	1,713,449
Paychex Inc		26,731	2,302,074
Synopsys Inc*		11,296	1,593,188
Take-Two Interactive Software Inc*		8,520	1,033,902
Workday Inc*		12,508	2,240,433
			121,090,760

Total Technology			291,324,534

Utilities (0.38%)
Xcel Energy Inc		38,386	2,360,355

Total Common Stock (Cost $382,849,314)			669,258,518

United States Treasury Bills (0.32%)
B 0 12/17/19	12/17/2019	2,000,000	1,998,542
United States Treasury Bills (Cost $1,998,542)			1,998,542

Total Investments (Cost $384,847,856) (b) (106.84%)			671,257,060
Liabilities in Excess of Other Assets (-6.84%)			(42,994,326)
Net Assets (100.00%)			628,262,734

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $385,145,868.

At November 30, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	294,960,531
Unrealized depreciation	(8,849,348)
Net unrealized appreciation	286,111,183

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c)	Futures contracts at November 30, 2019:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
16 / MAR 2019 / Long / CME	2,320,782	2,356,900	36,118